Consolidated Statements of Loss and Comprehensive Loss		12 Months Ended
		Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2025 GBP (£) £ / shares shares	Jun. 30, 2024 GBP (£) £ / shares shares	Jun. 30, 2023 GBP (£) £ / shares shares
Defined Benefit Plan Disclosure [Line Items]
Revenues		$ 9,457,387	£ 6,892,544	£ 9,601,471	£ 6,005,563
Cost of revenues		(7,523,581)	(5,483,186)	(7,458,966)	(4,920,593)
Gross profit		1,933,806	1,409,358	2,142,505	1,084,970
Operating expenses:
Selling and marketing expenses		(258,334)	(188,274)	(103,303)	(161,806)
Employee compensation and benefits		(1,880,325)	(1,370,381)	(1,148,814)	(1,107,518)
Depreciation		(197,566)	(143,986)	(136,027)	(140,784)
General and administrative expenses		(1,466,567)	(1,068,834)	(820,771)	(943,827)
Research and development expenses		(177,127)	(129,090)	(260,708)	(256,986)
(Provision for) reversal of expected credit losses		(339,631)	(247,523)	94,023	(30,836)
Total operating expenses		(4,319,550)	(3,148,088)	(2,375,600)	(2,641,757)
Loss from operations		(2,385,744)	(1,738,730)	(233,095)	(1,556,787)
Other income (expenses):
Other income, net		524,215	382,048	65,426	88,992
Fair value loss on promissory notes				(371,876)	(240,557)
Exchange loss, net		(109,968)	(80,145)	(13,664)	(17,183)
Total other expenses, net		(462,135)	(336,804)	(873,398)	(550,756)
Loss before income tax expense		(2,847,879)	(2,075,534)	(1,106,493)	(2,107,543)
Income tax expense				(2,512)	(176,923)
Net loss		(2,847,879)	(2,075,534)	(1,109,005)	(2,284,466)
Foreign currency translation		(297,664)	(216,938)	(93,036)	258,703
Total comprehensive loss		$ (3,145,543)	£ (2,292,472)	£ (1,202,041)	£ (2,025,763)
Weighted average number of ordinary shares basic		12,554,795	12,554,795	12,000,000	12,000,000
Weighted average number of ordinary shares diluted		12,554,795	12,554,795	12,000,000	12,000,000
Loss per share - basic | (per share)	[1]	$ (0.23)	£ (0.17)	£ (0.09)	£ (0.19)
Loss per share - diluted | (per share)	[1]	$ (0.23)	£ (0.17)	£ (0.09)	£ (0.19)
Nonrelated Party [Member]
Other income (expenses):
Interest expense - a related party		$ (853,292)	£ (621,879)	£ (502,959)	£ (382,008)
Related Party [Member]
Other income (expenses):
Interest expense - a related party		$ (23,090)	£ (16,828)	£ (50,325)

[1]	Giving retroactive effect to the issuance of ordinary shares on February 23, 2023, which is detailed in Note 1.